Employee compensation (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Employee Benefits [Abstract]
Stock-based compensation and related costs
The following table outlines share-based compensation and related payroll taxes included in the following expenses:

	2026	2025
	$	$

Direct cost of revenues	1,973	3,323
General and administrative	18,466	18,054
Research and development	23,418	18,654
Sales and marketing	15,040	16,547

Total share-based compensation and related payroll taxes	58,897	56,578